Summary of performance rights held (Details) - Directors [member]	12 Months Ended
	Jun. 30, 2023 shares
IfrsStatementLineItems [Line Items]
Performance Rights Held, Beginning Balance	96,357	[1]
Performance Rights Held, Granted as compensation	24,721	[2]
Performance Rights Held, Exercised
Performance Rights Held, Lapsed
Performance Rights Held, Forfeited
Performance Rights Held, Other changes
Performance Rights Held, Ending Balance	121,078
Performance Rights Held, Vested during the year
Performance Rights Held, Vested and exerciseable

[1]	On 7 December 2022, our shareholders authorised at an extraordinary general shareholders’ meeting, a one-for-twenty reverse share split of our issued and outstanding ordinary shares (the “Reverse Share Split”). Issued and outstanding performance rights were split on the same basis. The number of performance rights following the Reverse Share Split are reflected in the table above.
[2]	In order to preserve cash and to reduce debt, the directors agreed to apply a portion of unpaid entitlements and director’s fees as at 30 June 2023 towards acquiring performance rights. The number of performance rights issued was based upon a price of US$7.46 per Performance Right; which was calculated by applying the 30-day volume weighted average price per Locafy share ended 23 June 2023 and a AUD:USD exchange rate of $0.6670; being the 30-day average rate ended 23 June 2023 (published by the Reserve Bank of Australia).